SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS (Tables)	12 Months Ended
Dec. 31, 2022
SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS
Schedule of warrant activities

		Weighted
	ADSs	Average
	Underlying	Exercise Price
	Warrants	Per Share
Outstanding at December 31, 2020	107,894	$56.92	*
Granted	29,388	49.75	*
Outstanding at December 31, 2021	137,282	$55.39	*
Granted	5,385,374	11.21	**
Terminated	(232,349)	49.75	*
Exercised – Cashless and Pre Funded Warrants	(1,921,487)	—
Outstanding and exercisable at December 31, 2022	3,368,820	$5.35	**
*	Note that the exercise price of certain warrants was reduced from $49.75 to $0 on July 14, 2022 and to refer to Note 5
**	Note that the exercise price of certain warrants were reduced from $5.00 to $1.10 on February 24, 2023 and refer to Note 18